SHAREHOLDERS' EQUITY (Stock Option Plans TAT Technology) (Details)	1 Months Ended		12 Months Ended
	Dec. 21, 2023 ILS (₪) ₪ / shares shares	Dec. 21, 2023 USD ($) shares	Dec. 31, 2023 USD ($) $ / shares shares	Dec. 31, 2022 ₪ / shares $ / shares shares	Dec. 31, 2021 USD ($) $ / shares shares	Dec. 31, 2023 ₪ / shares	Dec. 31, 2023 USD ($) $ / shares shares	Dec. 21, 2023 $ / shares	Aug. 28, 2023 $ / shares shares	May 30, 2023 $ / shares shares	Mar. 29, 2023 $ / shares shares	Feb. 10, 2023 $ / shares shares	Jan. 09, 2023 $ / shares shares	Dec. 31, 2022 USD ($) $ / shares shares	Dec. 01, 2022 $ / shares shares	Nov. 08, 2022 ₪ / shares shares	May 22, 2022 $ / shares shares	May 01, 2022 $ / shares shares	Mar. 22, 2022 $ / shares shares	Aug. 30, 2021 $ / shares shares	Jul. 25, 2021 $ / shares shares	Mar. 30, 2021 $ / shares shares	Jun. 28, 2012 ₪ / shares shares
Share-based Compensation Arrangement by Share-based Payment Award [Line Items]
Private offering expenses | $			$ 141,000
Ordinary shares, par value per share | ₪ / shares				₪ 0.9		₪ 0.9
Options exercised on cashless basis			12,500
Number of options
Options, beginning			675,000	720,000	621,460
Options, Granted			190,000	170,000	220,000
Options, Forfeited			(196,614)	(178,150)	(121,460)
Options, Exercised			(43,386)	(36,850)	0
Options, ending			625,000	675,000	720,000
Exercisable at end of year					379,375		373,438							412,813
Weighted average exercise price
Options, beginning | $ / shares			$ 7.17	₪ 6.8	$ 7.26
Options, Granted | $ / shares			6.63	6.56	6.45
Options, Forfeited | $ / shares			6.52	5.63	8.9
Options, Exercised | $ / shares			5.68	5.25	0
Options, ending | $ / shares			7.31	7.17	6.8
Exercisable at end of year | $ / shares					7.44		$ 7.91							$ 7.54
Weighted-average grant-date fair value of options granted | $ / shares			$ 2.45	₪ 2.33	$ 1.92
Private placement to Israeli institutional and accredited investors [Member]
Share-based Compensation Arrangement by Share-based Payment Award [Line Items]
Issuance and sale of ordinary shares	1,158,600	1,158,600
purchase price, per share | ₪ / shares	₪ 31.7
Amount per share based on exchange rate published by the Bank of Israel | $ / shares								$ 8.77
Net proceeds after deducting offering expenses	₪ 36,200	$ 10,000
Percentage of newly issued shares	11.50%	11.50%
Private offering expenses | $		$ 141,000
2012 Plan [Member]
Share-based Compensation Arrangement by Share-based Payment Award [Line Items]
Number of shares authorized for the plan									40,000	30,000	35,000	35,000	50,000		50,000	550,000	50,000	20,000	50,000	100,000	20,000	25,000	980,000
Number of shares approved allocated to grantees			1,530,000
Vesting period for plan			4 years
Expiration period for plan			7 years
Ordinary shares, par value per share | ₪ / shares																₪ 0.9							₪ 0.9
Exercise price | $ / shares									$ 8	$ 6.45	$ 6.07	$ 6.31	$ 6.31		$ 6.42		$ 6.56	$ 6.42	$ 6.59	$ 7	$ 6.41	$ 5.91
Expected option life (in years)			4 years 7 months 6 days
Dividend yield			0.00%	0.00%	0.00%
Weighted average exercise price
Aggregate intrinsic value | $					$ 0		$ 1,780,000							$ 0
Unrecognized compensation cost related to non-vested stock options | $							$ 382,000
Unrecognized compensation weighted average period of recognition, years			1 year 4 months 20 days
2012 Plan [Member] | Tel Aviv Stock Exchange [Member]
Share-based Compensation Arrangement by Share-based Payment Award [Line Items]
Number of shares approved allocated to grantees			1,291,755
2012 Plan [Member] | Minimum [Member]
Share-based Compensation Arrangement by Share-based Payment Award [Line Items]
Expected stock price volatility			48.00%	48.40%	45.60%
Expected option life (in years)				1 year	3 years 6 months
Risk free interest rate			3.71%	0.63%	0.10%
2012 Plan [Member] | Maximum [Member]
Share-based Compensation Arrangement by Share-based Payment Award [Line Items]
Expected stock price volatility			54.80%	54.48%	52.00%
Expected option life (in years)				5 years	5 years
Risk free interest rate			4.54%	4.04%	0.64%
2012 Plan [Member] | Vest upon the lapse of 12 months [Member]
Share-based Compensation Arrangement by Share-based Payment Award [Line Items]
Vesting percentage			25.00%
2012 Plan [Member] | Vest on a quarterly basis [Member]
Share-based Compensation Arrangement by Share-based Payment Award [Line Items]
Vesting period for plan			3 years
Vesting percentage			75.00%
2012 Plan One [Member]
Share-based Compensation Arrangement by Share-based Payment Award [Line Items]
Number of shares authorized for the plan																						25,000
Exercise price | $ / shares																						$ 5.91
2012 Plan Two [Member]
Share-based Compensation Arrangement by Share-based Payment Award [Line Items]
Number of shares authorized for the plan																						25,000
Exercise price | $ / shares																						$ 5.91
2012 Plan Three [Member]
Share-based Compensation Arrangement by Share-based Payment Award [Line Items]
Number of shares authorized for the plan																						25,000
Exercise price | $ / shares																						$ 5.91